Income Taxes (Tables)	12 Months Ended
Jan. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of provision for income taxes [Table Text Block]
	January 31, 2023	January 31, 2022
Loss for the period	$(2,067,757)	$(1,882,178)
Tax rate	27%	27%
Expected income tax recoverable at statutory rate	(558,000)	(508,000)
Change due to acquisition, tax rates, and other	-	-
Non-deductible items	95,000	54,000
Share issuance costs	(7,000)	(1,000)
Expired non-capital losses		-
Change in unrecognized deductible temporary differences	470,000	455,000
Total income tax recovery	$-	$-

Disclosure of deferred taxes [Table Text Block]
	January 31, 2023	January 31, 2022
Non-capital losses available for future period	$2,159,000	$1,821,000
Share issuance costs	11,000	13,000
Property equipment and intangible assets	45,000	22,000
Total deferred tax assets	2,215,000	1,856,000
Less: Unrecognized deferred tax assets	(2,215,000)	(1,856,000)
Net deferred tax assets	$-	$-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	January 31, 2023	Expiry Date	January 31, 2022
Non-capital losses	$7,995,200	2027 - 2043	6,745,000
Share issuance costs	$41,000	2043 - 2047	47,000
Property equipment and intangible assets	$168,000	No expiry	84,000